Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total	$ 89,177	$ 61,490
Current portion	7,887	5,777
Less: Current portion of deferred financing costs	(250)	(197)
Current portion of long-term debt, net of deferred financing costs, current	7,637	5,580
Long-term portion	81,290	55,713
Less: Non-current portion of deferred financing costs	(444)	(343)
Long-term debt, net of current portion and deferred financing costs, non-current	80,846	55,370
Pyxis Theta Vessel [Member] | Seventhone Corp [Member]
Property, Plant and Equipment [Line Items]
Total	10,750	11,350
Pyxis Karteria Vessel [Member] | Tenthone Corp [Member]
Property, Plant and Equipment [Line Items]
Total	13,400	14,150
Pyxis Lamda Vessel [Member] | Eleventhone Corp [Member]
Property, Plant and Equipment [Line Items]
Total	16,527	17,390
Konkar Ormi [Member] | Dryone Corp [Member]
Property, Plant and Equipment [Line Items]
Total	17,800	18,600
Konkar Asteri [Member] | Drytwo Corp [Member]
Property, Plant and Equipment [Line Items]
Total	14,200
Konkar Venture [Member] | Drythree Corp [Member]
Property, Plant and Equipment [Line Items]
Total	$ 16,500